Pension and other post-retirement benefits - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of benefit plans [line items]
Description of Retirement benefit plan	Under the supplemental executive pension plan (SEPP), Cameco provides a lump sum benefit equal to the present value of a lifetime pension benefit based on the executive’s length of service and final average earnings.
Description of Retirement benefits promised to participants	The plan provides for unreduced benefits to be paid at the normal retirement age of 65, however unreduced benefits could be paid if the executive was at least 60 years of age and had 20 years of service at retirement. This program provides for a benefit determined by a formula based on earnings and service, reduced by the benefits payable under the registered base plan.
2019 [Member]
Disclosure of benefit plans [line items]
Contributions and fees payable	$ 1,044,000
Pension plans [member]
Disclosure of benefit plans [line items]
Description of the refundable tax account held by CRA	equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan
Weighted Average Length Of Time Of Defined Benefit Obligation	19 years 4 months 24 days	20 years 3 months 18 days
Pension plans [member] | Increase of one year in the expected lifetime [member]
Disclosure of benefit plans [line items]
Change in defined benefit obligations due to increase in actuarial assumption	$ 1,245,000
Other Benefit Plans [Member]
Disclosure of benefit plans [line items]
Weighted Average Length Of Time Of Defined Benefit Obligation	14 years 3 months 18 days	15 years 8 months 12 days